Financial Instruments - Additional Information (Details) £ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Jul. 09, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 195,600,000		€ 195,600,000						€ 200,500,000
Recognised assets representing continuing involvement in derecognised financial assets	0		0						0
Financing costs incurred on new or amended debt (c)	(17,900,000)	€ 0	(17,900,000)		€ 0
Events after Reporting Period
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 50,000,000.0
Interest rate						2.50%
Issued price of Senior Secured Notes (2028)						€ 100.75
Derivatives | Swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	303,400,000		303,400,000					£ 255.4
Derivatives | Swap contract | Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Notional amount | £								£ 217.9
Derivatives | Swap contract | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	827,800,000		827,800,000
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	65,500,000		65,500,000						€ 70,400,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000		€ 553,200,000				$ 553.2
Interest rate	2.50%		2.50%				2.50%	2.50%
Financing costs incurred on new or amended debt (c)			€ 3.8
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 770,300,000		770,300,000				$ 916.4
Repayments of non-current borrowings			€ 8,100,000	$ 9.6
Interest rate	2.25%		2.25%				2.25%	2.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 80,000,000		€ 80,000,000
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750,000,000.0		€ 750,000,000.0
Interest rate	2.50%		2.50%				2.50%	2.50%
Financing costs incurred on new or amended debt (c)			€ 4,000,000.0
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 175,000,000		€ 175,000,000